Transactions with non-controlling interests - Guangzhou Pengai (Details) - CNY (¥)									6 Months Ended	12 Months Ended			25 Months Ended
	Dec. 18, 2019	Dec. 17, 2019	Jun. 24, 2019	Jun. 23, 2019	Feb. 01, 2018	Jan. 31, 2018	Nov. 30, 2017	Nov. 29, 2017	Dec. 18, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Less: consideration received from noncontrolling interest												¥ 420,000
Equity interests disposed off (as a percent)							4.00%
Proportion of ownership interest held								83.00%					79.00%
Consideration paid for non-controlling interests												¥ (1,290,000)
Guangzhou Pengai
Carrying amount of noncontrolling interests disposed of			¥ (642,000)		¥ (1,199,000)
Less: consideration received from noncontrolling interest			940,000		1,880,000
Gain on disposal within equity			¥ (298,000)		¥ (681,000)
Equity interests disposed off (as a percent)					10.00%
Proportion of ownership interest held	96.00%	91.00%			85.00%	95.00%				85.00%	85.00%
Carrying amount of non-controlling interests acquired	¥ 1,946,000								¥ 1,946,000
Consideration paid for non-controlling interests	¥ (940,000)								(3,008,000)
Excess of consideration paid to non controlling interest recognised within equity									¥ (1,062,000)
Percentage of voting rights acquired	5.00%								5.00%
Guangzhou Pengai | Equity Interest Purchase
Proportion of ownership interest held			96.00%	85.00%
Consideration paid for non-controlling interests			¥ (2,068,000)
Percentage of voting rights acquired			11.00%
Guangzhou Pengai | Equity Interest Sale
Less: consideration received from noncontrolling interest			¥ 940,000
Equity interests disposed off (as a percent)			5.00%
Proportion of ownership interest held			91.00%	96.00%